Note 18 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income:	$ 381,019	$ 554,692	$ 435,121
Net loss attributable to the non-controlling interest (Note 16)	4,730	263	0
Net income attributable to Costamare Inc.	385,749	554,955	435,121
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,068)	(31,068)
Net income available to common stockholders	$ 354,681	$ 523,887	$ 404,053
Weighted average number of common shares, basic and diluted (in shares)	120,299,172	122,964,358	123,070,730
Earnings per common share, basic and diluted (in dollars per share)	$ 2.95	$ 4.26	$ 3.28